Cover	May 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2021
Entity File Number	001-36408
Entity Registrant Name	PacWest Bancorp
Entity Central Index Key	0001102112
Entity Tax Identification Number	33-0885320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9701 Wilshire Blvd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	887-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PACW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false